Share-based compensation - Summary of Restricted Shares Activities (Details) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2010 share incentive plan [Member]
Number of restricted shares
Unvested at beginning of period	650,000	1,260,000	5,184,500
Vested	(330,000)	(400,000)	(965,500)
Forfeited		(210,000)	(2,959,000)
Unvested at end of period	320,000	650,000	1,260,000	5,184,500
Vested and expected to vest	272,000	552,500	1,071,000	4,406,825
2013 Plan [Member]
Number of restricted shares
Unvested at beginning of period	0	0
Vested	0	0	0
Unvested at end of period	0	0	0
2014 Plan [Member]
Number of restricted shares
Unvested at beginning of period		26,000	1,321,200
Vested		(26,000)	(228,200)
Forfeited			(1,067,000)
Unvested at end of period			26,000	1,321,200
Vested and expected to vest			22,100
2020 Incentive Plan
Number of restricted shares
Unvested at beginning of period	25,884,375
Granted	2,200,000	31,091,840
Vested	(9,509,660)	(2,429,965)
Forfeited	(1,716,665)	(2,777,500)
Unvested at end of period	16,858,050	25,884,375
Vested and expected to vest	12,643,538	19,413,281
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant Date Fair Value, Granted	$ 0.31	$ 0.83